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QUARTERLY REPORT

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Schedule of InvestmentsSeptember 30, 2025 (unaudited)

		Shares	Value
99.91%	COMMON STOCKS
5.88%	COMMUNICATION SERVICES
	EchoStar Corp.(A)	644	$49,176
	fuboTV Inc.(A)	11,866	49,244
	Roblox Corp.(A)	541	74,939
			173,359

7.54%	CONSUMER DISCRETIONARY
	Carvana Co.(A)	204	76,957
	Hesai Group ADR(A)	2,583	72,582
	XPeng Inc. ADR(A)	3,104	72,696
			222,235

4.38%	ENERGY
	Bloom Energy Corp.(A)	577	48,797
	Cameco Corporation ADR	373	31,280
	Centrus Energy Corp.(A)	158	48,991
			129,068

15.24%	FINANCIALS
	Dave Inc.(A)	366	72,962
	Federal Home Loan Mortgage Corp(A)	4,181	49,210
	Federal National Mortgage Association(A)	4,066	48,995
	Futu Holdings Ltd. ADR	419	72,868
	Robinhood Markets, Inc.(A)	524	75,026
	Sezzle Inc.(A)	851	67,680
	SoFi Technologies, Inc.(A)	1,203	31,783
	Up Fintech Holding Ltd. ADR(A)	2,887	30,804
			449,328

16.12%	HEALTH CARE
	Alignment Healthcare, Inc.(A)	1,786	31,166
	ANI Pharmaceuticals, Inc.(A)	327	29,953
	BeiGene Ltd. ADR(A)	87	29,641
	Grail, Inc.(A)	842	49,788
	Halozyme Therapeutics, Inc.(A)	423	31,023

QUARTERLY REPORT

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
	Hims & Hers Health Inc.(A)	1,302	$73,849
	Hinge Health, Inc.(A)	632	31,019
	Ionis Pharmaceuticals, Inc.(A)	482	31,532
	Mirum Pharmaceuticals, Inc.(A)	432	31,670
	Rhythm Pharmaceuticals, Inc.(A)	307	31,004
	Rigel Pharmaceuticals, Inc.(A)	1,080	30,596
	Tempus AI, Inc.(A)	916	73,930
			475,171

11.83%	INDUSTRIALS
	AeroVironment, Inc.(A)	236	74,314
	American Superconductor Corp.(A)	1,251	74,297
	Innodata Inc.(A)	994	76,608
	Kratos Defense & Security Solutions, Inc.(A)	547	49,979
	Power Solutions International, Inc.(A)	750	73,665
			348,863

17.79%	INFORMATION TECHNOLOGY
	Amphenol Corp. Class A	254	31,433
	Bitfarms Ltd. ADR(A)	11,166	31,488
	CleanSpark, Inc.(A)	2,177	31,567
	Lumentum Holdings Inc.(A)	192	31,240
	Micron Technology, Inc.	439	73,454
	Nova Ltd. ADR(A)	99	31,646
	Pagaya Technologies Ltd. ADR(A)	1,659	49,256
	Palantir Technologies Inc.(A)	411	74,975
	Porch Group, Inc.(A)	2,859	47,974
	Riot Blockchain, Inc.(A)	3,816	72,618
	Viasat, Inc.(A)	1,669	48,902
			524,553

21.13%	MATERIALS
	AngloGold Ashanti plc ADR	461	32,422
	B2Gold Corp. ADR	6,480	32,076
	Coeur Mining, Inc.(A)	3,958	74,252

QUARTERLY REPORT

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
	DRDGOLD Ltd. ADR	1,780	$49,128
	Eldorado Gold Corp. ADR(A)	1,089	31,461
	Endeavour Silver Corp. ADR(A)	4,116	32,269
	Equinox Gold Corp. ADR(A)	2,854	32,022
	First Majestic Silver Corp. ADR	2,619	32,188
	Franco-Nevada Corp. ADR	145	32,322
	IAMGOLD Corp ADR(A)	2,488	32,170
	Kinross Gold Corp. ADR	1,300	32,305
	MP Materials(A)	1,096	73,509
	New Gold Inc. ADR(A)	4,560	32,741
	SSR Mining Inc. ADR(A)	2,979	72,747
	Wheaton Precious Metals Corp. ADR	281	31,427
			623,039

99.91%	TOTAL COMMON STOCKS
	(Cost: $2,938,133)		2,945,616

99.91%	TOTAL INVESTMENTS
	(Cost: $2,938,133)		2,945,616
0.09%	Other Assets, Net of Liabilities		2,668
100.00%	NET ASSETS		$2,948,284

(A)Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCKS	$2,945,616	$—	$—	$2,945,616
TOTAL INVESTMENTS	$2,945,616	$—	$—	$2,945,616

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $2,938,133, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$59,500
Gross unrealized depreciation	(52,017)
Net unrealized appreciation	$7,483